Regulatory Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Regulatory Capital [Abstract]
Regulatory Capital

Note 8 — Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements, or overall financial performance deemed by the regulators to be inadequate, can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to average assets (as defined). As of March 31, 2013, the Bank meets all capital adequacy requirements to which it is subject.

On November 25, 2009, pursuant to a Stipulation and Consent to the Issuance of a Consent Order, WaterStone Bank agreed to the issuance of a Consent Order jointly issued by the Federal Deposit Insurance Corporation and the WDFI, WaterStone Bank’s primary banking regulators.  At the same time, pursuant to a Stipulation and Consent to Issuance of Order to Cease and Desist, Waterstone Financial, Inc. agreed to the issuance of an Order to Cease and Desist by the Office of Thrift Supervision, Waterstone Financial Inc.’s thrift holding company regulator at the time.  The Order issued by the Office of Thrift Supervision requires, among other things, that WaterStone Bank maintain minimum Tier 1 capital of 8.5% of total average assets and minimum total risk-based capital of 12.0% of risk-weighted assets.  Effective December 11, 2012, the WDFI and the Federal Deposit Insurance Corporation terminated the Order issued to WaterStone Bank.  The terminated Order was replaced with a memorandum of understanding that requires, among other things, maintenance of a minimum Tier I capital of 8.0% and a minimum total risk based capital ratio of 12.0%, and also prohibits dividend payments without prior regulatory non-objection.  Waterstone Financial, Inc. remains subject to its Order issued by the Office of Thrift Supervision, through enforcement by the Federal Reserve Board, as the successor holding company regulator to the Office of Thrift Supervision.  At March 31, 2013, the Company is in compliance with all requirements of the memorandum of understanding and order to cease and desist.

As of March 31, 2013 the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as quantitatively “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios, as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

As a state-chartered savings bank, the Bank is required to meet minimum capital levels established by the state of Wisconsin in addition to federal requirements. For the state of Wisconsin, regulatory capital consists of retained income, paid-in-capital, capital stock equity and other forms of capital considered to be qualifying capital by the Federal Deposit Insurance Corporation.

The actual and required capital amounts and ratios for the Bank as of March 31, 2013 and December 31, 2012 are presented in the table below:

	March 31, 2013
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

Total capital (to risk-weighted assets)	$205,635	18.75%	87,726	8.00%	109,657	10.00%
Tier I capital (to risk-weighted assets)	191,736	17.49%	43,863	4.00%	65,794	6.00%
Tier I capital (to average assets)	191,736	11.79%	65,061	4.00%	81,326	5.00%
State of Wisconsin (to total assets)	191,736	11.82%	97,339	6.00%	N/A	N/A

	December 31, 2012
	(Dollars In Thousands)
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

9)             Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements, or overall financial performance deemed by the regulators to be inadequate, can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

On November 25, 2009, pursuant to a Stipulation and Consent to the Issuance of a Consent Order, WaterStone Bank agreed to the issuance of a Consent Order jointly issued by the Federal Deposit Insurance Corporation and the WDFI, WaterStone Bank’s primary banking regulators.  At the same time, pursuant to a Stipulation and Consent to Issuance of Order to Cease and Desist, Waterstone Financial, Inc. agreed to the issuance of an Order to Cease and Desist by the Office of Thrift Supervision, Waterstone Financial Inc.’s thrift holding company regulator at the time.  The Order issued by the Office of Thrift Supervision requires, among other things, that WaterStone Bank maintain minimum Tier 1 capital of 8.5% of total average assets and minimum total risk-based capital of 12.0% of risk-weighted assets.  Effective December 11, 2012, the WDFI and the Federal Deposit Insurance Corporation terminated the Order issued to WaterStone Bank.  The terminated Order was replaced with a memorandum of understanding that requires, among other things, maintenance of a minimum Tier I capital of 8.0% and a minimum total risk based capital ratio of 12.0%, and also prohibits dividend payments without prior regulatory non-objection.  Waterstone Financial, Inc. remains subject to its Order issued by the Office of Thrift Supervision, through enforcement by the Federal Reserve Board, as the successor holding company regulator to the Office of Thrift Supervision.  At December 31, 2012, the Company is in compliance with all requirements of the memorandum of understanding and order to cease and desist.

As of December 31, 2012 the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as quantitatively “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios, as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

As a state-chartered savings bank, the Bank is required to meet minimum capital levels established by the state of Wisconsin in addition to federal requirements. For the state of Wisconsin, regulatory capital consists of retained income, paid-in-capital, capital stock equity and other forms of capital considered to be qualifying capital by the Federal Deposit Insurance Corporation.

The actual and required capital amounts and ratios for the Bank as of December 31, 2012 and 2011 are presented in the table below:

	December 31, 2012
					To Be Well-Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)

WaterStone Bank
Total capital (to risk-weighted assets)	$199,098	17.34%	91,844	8.00%	114,806	10.00%
Tier I capital (to risk-weighted assets)	184,542	16.07%	45,922	4.00%	68,883	6.00%
Tier I capital (to average assets)	184,542	11.13%	66,312	4.00%	82,890	5.00%
State of Wisconsin (to total assets)	184,542	11.15%	99,305	6.00%	N/A	N/A

	December 31, 2011

WaterStone Bank
Total capital (to risk-weighted assets)	$174,144	14.58%	95,579	8.00%	119,474	10.00%
Tier I capital (to risk-weighted assets)	158,994	13.31%	47,790	4.00%	71,684	6.00%
Tier I capital (to average assets)	158,994	9.16%	69,447	4.00%	86,808	5.00%
State of Wisconsin (to total assets)	158,994	9.31%	102,463	6.00%	N/A	N/A